Cover	Jan. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2021
Entity File Number	0-21555
Entity Registrant Name	STEMGEN, INC.
Entity Central Index Key	0001023198
Entity Tax Identification Number	54-1812385
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Performance Drive
Entity Address, Address Line Two	Suite F
Entity Address, City or Town	Angleton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77515
City Area Code	(832)
Local Phone Number	954-7569
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false